                    STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
                     STAG PROTECTOR VARIABLE UNIVERSAL LIFE
                             SEPARATE ACCOUNT VL I
                                      AND
                        STAG VARIABLE LIFE LAST SURVIVOR
                      STAG VARIABLE LIFE LAST SURVIVOR II
                             SEPARATE ACCOUNT VL II
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
       SUPPLEMENT DATED JUNE 15, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

Before Congress enacted the recent changes to the federal tax law, there was uncertainty about the future of the federal estate tax legislation. Because this uncertainty has been removed, Hartford will no longer continue to offer the Estate Tax Repeal Benefit Rider as an option on the policy effective July 2, 2001. All references to the Estate Tax Repeal Benefit Rider are removed from the prospectus.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

333-93319
333-83057
33-89988
333-67373
HV-3092